UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary Shares Common Stock [Member] CNY (¥) shares	Class C Ordinary Shares Common Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2020	¥ 794	¥ 90	¥ 3,545,073	¥ 4,210	¥ (3,419,146)	¥ 12,101	¥ (1,968)		¥ 141,154
Balance (in shares) at Dec. 31, 2020 | shares	41,923,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			219						219
Issuance of ordinary shares for restricted stock award	¥ 0		0
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,500
Foreign currency translation adjustment						115			115
Unrealized gain on investment, net of income taxes						38			38
Net income (loss)					(14,329)		(242)		(14,571)
Balance at Mar. 31, 2021	¥ 794	¥ 90	3,545,292	4,210	(3,433,475)	12,254	(2,210)		126,955
Balance (in shares) at Mar. 31, 2021 | shares	41,935,776	4,708,415
Balance at Dec. 31, 2020	¥ 794	¥ 90	3,545,073	4,210	(3,419,146)	12,101	(1,968)		141,154
Balance (in shares) at Dec. 31, 2020 | shares	41,923,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Net income (loss)									7,592
Balance at Jun. 30, 2021	¥ 794	¥ 90	3,545,512	4,210	(3,411,035)	11,907	(2,487)		148,991
Balance (in shares) at Jun. 30, 2021 | shares	41,948,276	4,708,415
Balance at Mar. 31, 2021	¥ 794	¥ 90	3,545,292	4,210	(3,433,475)	12,254	(2,210)		126,955
Balance (in shares) at Mar. 31, 2021 | shares	41,935,776	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			220						220
Issuance of ordinary shares for restricted stock award	¥ 0		0
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,500
Foreign currency translation adjustment						(532)			(532)
Unrealized gain on investment, net of income taxes						185			185
Net income (loss)					22,440		(277)		22,163
Balance at Jun. 30, 2021	¥ 794	¥ 90	3,545,512	4,210	(3,411,035)	11,907	(2,487)		148,991
Balance (in shares) at Jun. 30, 2021 | shares	41,948,276	4,708,415
Balance at Dec. 31, 2021	¥ 795	¥ 90	3,545,955	3,837	(3,415,771)	11,291	485		146,682
Balance (in shares) at Dec. 31, 2021 | shares	41,973,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			214						214
Issuance of ordinary shares for restricted stock award	¥ 0		0
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,500
Foreign currency translation adjustment						(495)			(495)
Unrealized gain on investment, net of income taxes						273			273
Capital injection from non-controlling shareholders							101		101
Net income (loss)					(17,570)		(299)		(17,869)
Balance at Mar. 31, 2022	¥ 795	¥ 90	3,546,169	3,837	(3,433,341)	11,069	287		128,906
Balance (in shares) at Mar. 31, 2022 | shares	41,985,776	4,708,415
Balance at Dec. 31, 2021	¥ 795	¥ 90	3,545,955	3,837	(3,415,771)	11,291	485		146,682
Balance (in shares) at Dec. 31, 2021 | shares	41,973,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Net income (loss)								$ (13,465)	(90,185)
Balance at Jun. 30, 2022	¥ 902	¥ 90	3,553,000	3,837	(3,504,789)	10,035	114	9,434	63,189
Balance (in shares) at Jun. 30, 2022 | shares	47,398,276	4,708,415
Balance at Mar. 31, 2022	¥ 795	¥ 90	3,546,169	3,837	(3,433,341)	11,069	287		128,906
Balance (in shares) at Mar. 31, 2022 | shares	41,985,776	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			226						226
Issuance of ordinary shares for restricted stock award	¥ 107		6,605						6,712
Issuance of ordinary shares for restricted stock award (in shares) | shares	5,412,500
Foreign currency translation adjustment						(584)			(584)
Reversal of unrealized gain on investment, net of income taxes						(450)			(450)
Disposal of subsidiaries							645		645
Capital injection from non-controlling shareholders							50		50
Net income (loss)					(71,448)		(868)	(10,797)	(72,316)
Balance at Jun. 30, 2022	¥ 902	¥ 90	¥ 3,553,000	¥ 3,837	¥ (3,504,789)	¥ 10,035	¥ 114	$ 9,434	¥ 63,189
Balance (in shares) at Jun. 30, 2022 | shares	47,398,276	4,708,415